As filed with the Securities and Exchange Commission on January 20, 2017

Securities Act File No. 033-18781

Investment Company Act File No. 811-5407

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒

TRUST FOR CREDIT UNIONS

(Exact Name of Registrant as Specified in Charter)

4400 Computer Drive

Westborough, MA 01581

(Address of Principal Executive Offices)

(800) 342-5828

(Registrant’s Telephone Number, including Area Code)

Jay Johnson

Callahan Financial Services, Inc.

1001 Connecticut Avenue NW, Suite 1001

Washington, D.C. 20036

(Name and Address of Agent for Service)

With Copies to:

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 20th day of January, 2017.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson
President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 20, 2017.

Name	Title	Date

/s/ Jay Johnson Jay Johnson	President and Treasurer (Principal Executive, Financial and Accounting Officer)	January 20, 2017

*Rudolf J. Hanley Rudolf J. Hanley	Trustee	January 20, 2017

*Stanley C. Hollen Stanley C. Hollen	Trustee	January 20, 2017

*Gary Oakland Gary Oakland	Trustee	January 20, 2017

*James F. Regan James F. Regan	Chair and Trustee	January 20, 2017

*Julie A. Renderos Julie A. Renderos	Vice Chair and Trustee	January 20, 2017

*Wendell A. Sebastian Wendell A. Sebastian	Trustee	January 20, 2017

*Michael D. Steinberger Michael D. Steinberger	Trustee	January 20, 2017

*By:	/s/ Jay Johnson
Jay Johnson
Attorney-in-fact

*	Pursuant to a power of attorney incorporated by reference (Accession No. 0001193125-16-807439).

SCHEDULE OF EXHIBITS TO FORM N-1A

Trust for Credit Unions

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase